Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment are as follows:

	As of
	September 30, 2014	December 31, 2013
Computer software	$369,453	$114,876
Computer hardware	492,852	36,240
Furniture and fixtures	277,679	28,458
Leasehold improvements	341,104	14,755
	1,481,088	194,329
Less – Accumulated depreciation	(182,194)	(4,717)
Total property and equipment, net	$1,298,894	$189,612

Property and equipment are as follows:

	As of December 31,
	2013	2012
Computer software	$114,876	-
Computer hardware	28,779	-
Furniture and fixtures	35,919	-
Leasehold improvements	14,755	-
	194,329	-
Less – Accumulated depreciation	(4,717)	-
Total property and equipment, net	$189,612	-